JPMorgan Active Developing Markets Equity ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Argentina — 0.8%
Vista Energy SAB de CV, ADR *	2,453	148,382
YPF SA, ADR *	1,989	79,142
		227,524
Brazil — 9.7%
Axia Energia	20,273	209,134
Axia Energia (Preference) *	5,328	53,688
B3 SA - Brasil Bolsa Balcao	47,529	146,125
Banco BTG Pactual SA	20,858	236,848
Banco do Brasil SA	30,703	146,609
BB Seguridade Participacoes SA	3,821	27,161
Embraer SA, ADR	2,143	157,425
Itau Unibanco Holding SA, ADR	18,484	158,778
Itau Unibanco Holding SA (Preference)	16,482	141,652
MercadoLibre, Inc. *	109	234,109
NU Holdings Ltd., Class A *	16,533	293,461
Petroleo Brasileiro SA, ADR	9,909	142,293
Petroleo Brasileiro SA (Preference)	37,794	270,524
TIM SA	25,867	120,175
Vale SA	13,883	221,906
WEG SA	9,495	93,854
		2,653,742
China — 26.1%
Advanced Micro-Fabrication Equipment, Inc., Class A	2,051	102,075
Alibaba Group Holding Ltd., ADR	1,119	189,738
Alibaba Group Holding Ltd.	16,131	343,164
ANTA Sports Products Ltd.	11,078	110,668
Atour Lifestyle Holdings Ltd., ADR	2,220	79,343
Beijing Huafeng Test & Control Technology Co. Ltd., Class A	3,541	153,191
BYD Co. Ltd., Class A	4,700	61,365
China Merchants Bank Co. Ltd., Class H	27,699	169,230
China Pacific Insurance Group Co. Ltd., Class H	16,121	81,199
China Petroleum & Chemical Corp., Class H	151,134	104,011
China Yangtze Power Co. Ltd., Class A	18,300	69,303
Contemporary Amperex Technology Co. Ltd., Class A	7,746	390,164
ENN Energy Holdings Ltd.	3,700	31,852
Full Truck Alliance Co. Ltd., ADR	10,475	103,702
Fuyao Glass Industry Group Co. Ltd., Class H (a)	40,475	346,932
H World Group Ltd., ADR	7,153	339,839
Haidilao International Holding Ltd. (a)	54,877	111,885
Haier Smart Home Co. Ltd., Class A	14,300	51,584
Haier Smart Home Co. Ltd., Class H	28,922	95,348
Huaming Power Equipment Co. Ltd., Class A	13,300	56,879
Huayu Automotive Systems Co. Ltd., Class A	12,800	35,364
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	24,700	93,492
JD.com, Inc., Class A	2,791	39,801
KE Holdings, Inc., ADR	4,293	80,365
Kweichow Moutai Co. Ltd., Class A	400	80,497

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Meituan * (a)	6,129	75,770
Midea Group Co. Ltd., Class A	30,400	338,939
Montage Technology Co. Ltd., Class A	7,857	204,727
NetEase, Inc.	12,066	312,872
PetroChina Co. Ltd., Class H	217,459	258,332
Ping An Insurance Group Co. of China Ltd., Class H	30,556	283,418
Shenzhen Inovance Technology Co. Ltd., Class A	14,400	154,581
Shenzhou International Group Holdings Ltd.	29,983	238,466
Sieyuan Electric Co. Ltd., Class A	6,058	160,885
Tencent Holdings Ltd.	18,079	1,389,585
Tencent Music Entertainment Group, ADR	5,117	85,863
Trip.com Group Ltd., ADR	1,688	103,593
Yum China Holdings, Inc.	2,363	116,779
Zhongji Innolight Co. Ltd., Class A	1,500	139,055
		7,183,856
Greece — 1.8%
National Bank of Greece SA	23,323	411,755
Piraeus Bank SA *	6,964	70,248
		482,003
Guatemala — 0.5%
Millicom International Cellular SA	2,147	131,031
Hong Kong — 1.8%
AIA Group Ltd.	21,556	248,702
Hong Kong Exchanges & Clearing Ltd.	2,079	114,618
Techtronic Industries Co. Ltd.	10,504	143,395
		506,715
Hungary — 0.6%
OTP Bank Nyrt.	1,351	169,999
India — 7.7%
Bajaj Auto Ltd.	1,205	125,846
Bajaj Finance Ltd.	22,765	230,322
Bharat Electronics Ltd.	18,341	89,604
Bharti Airtel Ltd.	4,031	86,453
Cholamandalam Investment and Finance Co. Ltd.	8,339	148,091
HDFC Asset Management Co. Ltd. (a)	4,409	120,720
HDFC Bank Ltd., ADR	7,268	235,338
HDFC Bank Ltd.	6,428	64,995
ICICI Bank Ltd., ADR	2,879	84,326
Infosys Ltd., ADR (b)	900	15,822
MakeMyTrip Ltd. *	1,736	108,292
Maruti Suzuki India Ltd.	259	41,147
Max Healthcare Institute Ltd.	7,929	82,566
NTPC Ltd.	31,063	120,355
Polycab India Ltd.	1,068	81,638
Power Grid Corp. of India Ltd.	48,148	134,406

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Shriram Finance Ltd.	25,956	288,126
Tata Consultancy Services Ltd.	1,811	61,589
		2,119,636
Indonesia — 2.5%
Bank Central Asia Tbk. PT	541,100	239,085
Bank Rakyat Indonesia Persero Tbk. PT	944,500	214,405
Telkom Indonesia Persero Tbk. PT	1,104,300	236,056
		689,546
Mexico — 3.2%
Arca Continental SAB de CV	8,228	92,681
Grupo Financiero Banorte SAB de CV, Class O	34,562	389,643
Grupo Mexico SAB de CV	9,591	105,827
Southern Copper Corp.	363	69,086
Wal-Mart de Mexico SAB de CV	69,789	221,475
		878,712
Panama — 0.4%
Copa Holdings SA, Class A	821	111,984
Peru — 0.9%
Credicorp Ltd.	653	233,010
Portugal — 0.3%
Jeronimo Martins SGPS SA	3,237	76,332
Saudi Arabia — 2.1%
Al Rajhi Bank	5,324	152,034
Saudi Arabian Oil Co. (a)	21,740	149,446
Saudi National Bank (The)	23,193	277,398
		578,878
Singapore — 0.7%
Grab Holdings Ltd., Class A *	18,672	80,290
Sea Ltd., ADR *	917	106,821
		187,111
South Africa — 2.9%
Absa Group Ltd.	4,697	74,014
Capitec Bank Holdings Ltd.	630	169,151
FirstRand Ltd.	17,600	100,388
Gold Fields Ltd.	6,829	337,726
Nedbank Group Ltd.	5,619	92,297
Shoprite Holdings Ltd.	1,273	21,003
		794,579
South Korea — 16.3%
Coupang, Inc. *	3,611	72,798
Hana Financial Group, Inc.	2,535	176,137
Hanwha Aerospace Co. Ltd. *	469	422,185
Hyundai Motor Co.	557	193,895
KB Financial Group, Inc.	412	38,563

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Kia Corp.	2,783	296,120
KIWOOM Securities Co. Ltd.	427	131,251
Samsung Biologics Co. Ltd. * (a)	78	94,264
Samsung Electronics Co. Ltd.	12,141	1,341,274
Samsung Electronics Co. Ltd. (Preference)	3,354	271,677
Samsung Fire & Marine Insurance Co. Ltd.	597	207,793
Shinhan Financial Group Co. Ltd.	4,281	250,198
SK hynix, Inc.	1,579	985,892
		4,482,047
Spain — 0.9%
Banco Bilbao Vizcaya Argentaria SA	10,235	259,802
Taiwan — 17.0%
Accton Technology Corp.	4,941	172,754
ASE Technology Holding Co. Ltd.	23,304	216,660
Delta Electronics, Inc.	3,300	125,936
MediaTek, Inc.	6,676	370,321
MPI Corp.	1,106	87,406
Quanta Computer, Inc.	34,522	303,903
Realtek Semiconductor Corp.	13,257	202,829
Taiwan Semiconductor Manufacturing Co. Ltd.	53,156	2,939,311
Wistron Corp.	23,319	95,431
Wiwynn Corp.	1,350	151,324
		4,665,875
Thailand — 0.8%
SCB X PCL, NVDR	50,000	215,240
Turkey — 1.5%
Aselsan Elektronik Sanayi ve Ticaret A/S	36,409	254,769
BIM Birlesik Magazalar A/S	6,257	95,486
Turkiye Garanti Bankasi A/S	18,635	69,167
		419,422
United States — 1.0%
EPAM Systems, Inc. *	467	97,416
ExlService Holdings, Inc. *	2,108	82,528
Monolithic Power Systems, Inc.	84	94,429
		274,373
Total Common Stocks (Cost $20,843,101)		27,341,417
Short-Term Investments — 0.0% ^
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (c) (d)(Cost $15,932)	15,932	15,932

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Total Investments — 99.5% (Cost $20,859,033)		27,357,349
Other Assets in Excess of Liabilities — 0.5%		130,948
NET ASSETS — 100.0%		27,488,297

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $15,347.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2026.

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	19.6%
Banks	17.5
Technology Hardware, Storage & Peripherals	7.9
Interactive Media & Services	5.1
Oil, Gas & Consumable Fuels	4.2
Broadline Retail	3.6
Hotels, Restaurants & Leisure	3.4
Aerospace & Defense	3.4
Insurance	3.1
Capital Markets	2.7
Metals & Mining	2.7
Electrical Equipment	2.7
Automobiles	2.6
Consumer Finance	2.4
Household Durables	1.8
Consumer Staples Distribution & Retail	1.5
Entertainment	1.5
Electric Utilities	1.5
Automobile Components	1.4
Machinery	1.3
Textiles, Apparel & Luxury Goods	1.3
Wireless Telecommunication Services	1.2
Communications Equipment	1.1
Others (each less than 1.0%)	6.4
Short-Term Investments	0.1

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$227,524	$—	$—	$227,524
Brazil	2,653,742	—	—	2,653,742
China	1,168,525	6,015,331	—	7,183,856
Greece	70,248	411,755	—	482,003
Guatemala	131,031	—	—	131,031
Hong Kong	—	506,715	—	506,715
Hungary	—	169,999	—	169,999
India	443,778	1,675,858	—	2,119,636

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Indonesia	$—	$689,546	$—	$689,546
Mexico	878,712	—	—	878,712
Panama	111,984	—	—	111,984
Peru	233,010	—	—	233,010
Portugal	—	76,332	—	76,332
Saudi Arabia	277,398	301,480	—	578,878
Singapore	187,111	—	—	187,111
South Africa	92,297	702,282	—	794,579
South Korea	280,591	4,201,456	—	4,482,047
Spain	—	259,802	—	259,802
Taiwan	—	4,665,875	—	4,665,875
Thailand	—	215,240	—	215,240
Turkey	—	419,422	—	419,422
United States	274,373	—	—	274,373
Total Common Stocks	7,030,324	20,311,093	—	27,341,417
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	15,932	—	—	15,932
Total Investments in Securities	$7,046,256	$20,311,093	$—	$27,357,349
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.79% (a) (b)	$—	$2,900,000	$2,900,000	$—	$—	$—	—	$1,345	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	22,695	64,936	71,699	—	—	15,932	15,932	144	—
Total	$22,695	$2,964,936	$2,971,699	$—	$—	$15,932		$1,489	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.